Prospectus Supplement dated February 26, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:
AIM High Yield Fund
The Board of Trustees of the AIM Funds has approved changing the Fund’s name effective April 30, 2010 from AIM High Yield Fund to Invesco High Yield Fund and all references thereto are changed accordingly.
The Board of Trustees of the AIM Funds has approved changing the registrant name effective April 30, 2010 from AIM Investment Securities Funds to AIM Investment Securities Funds (Invesco Investment Securities Funds).
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective April 1, 2010, the following information replaces in its entirety the second bullet point in the table appearing under the heading “General Information – Choosing a Share Class – AIM Fund Retail Share Classes – Class R” in the Prospectus:
▪ “No contingent deferred sales charge”
Effective April 1, 2010, the following information replaces in its entirety the table appearing under the heading “General Information – INITIAL SALES CHARGES (CLASS A SHARES ONLY) – Category I Initial Sales Charges and Category II Initial Sales Charge” in the Prospectus:
“Category I Initial Sales Charges

	Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04

Category II Initial Sales Charges

	Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04”
Effective April 1, 2010, the paragraph appearing under the heading “General Information – Contingent Deferred Sales Charges (CDSCs) – CDSCs on Class R Shares” in the Prospectus is deleted in its entirety.
Effective March 1, 2010, the following information replaces in its entirety the information appearing under the heading “Performance Information – Performance Table” in the prospectus:
“PERFORMANCE TABLE

The following performance table compares the fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark. The fund’s performance reflects payment of sales loads, if applicable. The benchmarks may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the fund may deviate significantly from the performance of the benchmarks shown below.

Average Annual Total Returns
(for the periods ended				Inception
December 31, 2008)	1 Year	5 Years	10 Years	Date

Class A
Return Before Taxes	(28.92)%	(1.93)%	(2.29)%	07/11/78
Return After Taxes on Distributions	(31.26)	(4.48)	(5.56)
Return After Taxes on Distributions and Sale of Fund Shares	(18.47)	(2.82)	(3.58)
Class B
Return Before Taxes	(29.30)	(2.02)	(2.39)	09/01/93
Class C
Return Before Taxes	(26.50)	(1.71)	(2.53)	08/04/97
Class Y1
Return Before Taxes	(25.14)	(0.90)	(1.77)	07/11/78	[1]
Investor Class[2]
Return Before Taxes	(25.39)	(1.00)	(1.80)	07/11/78	[2]

Barclays Capital U.S. Aggregate Index[3]	5.24	4.65	5.63
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index[3,4]	(25.88)	(0.84)	2.28
Barclays Capital U.S. Corporate High Yield Index[3,5]	(26.16)	(0.80)	2.17
Lipper High Current Yield Bond Fund index[3,6]	(28.84)	(1.87)	0.49
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, Y and Investor Class will vary.

2

[1]	The returns shown for these periods are the historical performance of the fund’s Class A shares at net asset value, which reflects the Rule 12b-1 fee applicable to Class A shares. The inception date shown in the table is that of the fund’s Class A shares. The inception date of the fund’s Class Y shares is October 3, 2008.

[2]	The returns shown for the one year and five year periods are the historical performance of the fund’s Investor Class shares. The return shown for the other period is the blended return of the historical performance of the fund’s Investor Class shares since their inception and the restated historical performance of the fund’s Class A shares (for the periods prior to the inception of the Investor Class shares) at net asset value, which restated performance will reflect the higher Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund’s Class A shares. The inception date of the fund’s Investor Class shares is September 30, 2003.

[3]	The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-through and asset-backed securities. The fund has also included the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. The fund has elected to use the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index as its style specific benchmark instead of the Barclays Capital U.S. Corporate High Yield Index because it will better align the fund’s style specific benchmark with its investment process and restrictions. In addition, the Lipper High Current Yield Bond Fund Index (which may or may not include the fund) is included for comparison to a peer group.

[4]	Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index of the 2% Issuer Cap component of the Barclays Capital High Yield Corporate Bond Index, which is a market value-weighted index of fixed-rate, non-investment grade debt.

[5]	The Barclays Capital U.S. Corporate High Yield Index covers the universe of the fixed-rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included.

[6]	The Lipper High Current Yield Bond Funds Index is an equally weighted representation of the largest funds within the Lipper High Current Yield Bond Funds category. These funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.”

3

Prospectus Supplement dated February 26, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for the Institutional Class shares of the Funds listed below:
AIM Core Bond Fund
AIM Dynamics Fund
AIM Global Real Estate Fund
AIM High Yield Fund
AIM Income Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Real Estate Fund
AIM Short Term Bond Fund
AIM U.S. Government Fund
The Board of Trustees of the AIM Funds has approved changing the Funds’ names effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Core Bond Fund	Invesco Core Bond Fund
AIM Dynamics Fund	Invesco Dynamics Fund
AIM Global Real Estate Fund	Invesco Global Real Estate Fund
AIM High Yield Fund	Invesco High Yield Fund
AIM Income Fund	Invesco Income Fund
AIM Limited Maturity Treasury Fund	Invesco Limited Maturity Treasury Fund
AIM Money Market Fund	Invesco Money Market Fund
AIM Real Estate Fund	Invesco Real Estate Fund
AIM Short Term Bond Fund	Invesco Short Term Bond Fund
AIM U.S. Government Fund	Invesco U.S. Government Fund
The Board of Trustees of the AIM Funds has approved changing the registrant name effective April 30, 2010 from AIM Investment Securities Fund to AIM Investment Securities Funds (Invesco Investment Securities Funds).
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective March 1, 2010, the following information replaces in its entirety the information appearing under the heading “Performance Information – Performance Table – High Yield – Institutional Class” in the prospectus:
“Average Annual Total Returns

				Inception
(for the periods ended December 31, 2008)	1 Year	5 Years	10 Years	Date

High Yield– Institutional Class[2]				07/11/78 [2]
Return Before Taxes	(25.02)%	(0.54)%	(1.59)%
Return After Taxes on Distributions	(27.62)	(3.27)	(4.96)
Return After Taxes on Distributions and Sale of Fund Shares	(15.91)	(1.75)	(3.09)

Barclays Capital U.S. Aggregate Index[3]	5.24	4.65	5.63

				Inception
(for the periods ended December 31, 2008)	1 Year	5 Years	10 Years	Date

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index[15,16]	(25.88)	(0.84)	2.28
Barclays Capital U.S. Corporate High Yield Index[15,17]	(26.16)	(0.80)	2.17
Lipper High Current Yield Bond Fund Index[15,18]	(28.84)	(1.87)	0.49”
Effective March 1, 2010, the following information replaces in its entirety the information appearing in footnotes 15, 16 and 17, a new footnote is being added as footnote 18 and all remaining footnotes are hereby renumbered accordingly under the heading “Performance Information – Performance Table” in the prospectus:

“15	High Yield has also included the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. The fund has elected to use the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index as its style specific benchmark instead of the Barclays Capital U.S. Corporate High Yield Index because it will better align the fund’s style specific benchmark with its investment process and restrictions. In addition, the Lipper High Current Yield Bond Funds Index (which may or may not include the fund) is included for comparison to a peer group.

[16]	Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index of the 2% Issuer Cap component of the Barclays Capital High Yield Corporate Bond Index, which is a market value-weighted index of fixed-rate, non-investment grade debt.

[17]	The Barclays Capital U.S. Corporate High Yield Index covers the universe of the fixed-rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included.

[18]	The Lipper High Current Yield Bond Funds Index is an equally weighted representation of the largest funds within the Lipper High Current Yield Bond Funds category. These funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.”

2

Prospectus Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, A2, B, C, R, S, Y, Investor Class shares and AIM Cash Reserve Shares, as applicable, of each of the Funds listed below:
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM Conservative Allocation Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Real Estate Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM High Income Municipal Fund
AIM Income Allocation Fund
AIM Income Fund
AIM International Allocation Fund
AIM International Small Company Fund
AIM Leisure Fund
AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Money Market Fund
AIM Multi-Sector Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Select Real Estate Income Fund
AIM Short Term Bond Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
AIM Technology Fund
AIM U.S. Government Fund
AIM Utilities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The Board of Trustees of the AIM Funds has approved changing the Funds’ names effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Balanced-Risk Retirement 2010 Fund	Invesco Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund	Invesco Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement Now Fund
AIM Basic Balanced Fund	Invesco Basic Balanced Fund
AIM Basic Value Fund	Invesco Basic Value Fund
AIM Core Bond Fund	Invesco Core Bond Fund
AIM Core Plus Bond Fund	Invesco Core Plus Bond Fund
AIM Conservative Allocation Fund	Invesco Conservative Allocation Fund
AIM Dynamics Fund	Invesco Dynamics Fund
AIM Energy Fund	Invesco Energy Fund
AIM European Small Company Fund	Invesco European Small Company Fund
AIM Financial Services Fund	Invesco Financial Services Fund
AIM Floating Rate Fund	Invesco Floating Rate Fund
AIM Global Core Equity Fund	Invesco Global Core Equity Fund
AIM Global Equity Fund	Invesco Global Equity Fund
AIM Global Real Estate Fund	Invesco Global Real Estate Fund
AIM Gold & Precious Metals Fund	Invesco Gold & Precious Metals Fund
AIM Growth Allocation Fund	Invesco Growth Allocation Fund
AIM High Income Municipal Fund	Invesco High Income Municipal Fund
AIM Income Allocation Fund	Invesco Income Allocation Fund
AIM Income Fund	Invesco Income Fund
AIM International Allocation Fund	Invesco International Allocation Fund
AIM International Small Company Fund	Invesco International Small Company Fund
AIM Leisure Fund	Invesco Leisure Fund
AIM Limited Maturity Treasury Fund	Invesco Limited Maturity Treasury Fund

1

CURRENT NAME	NEW NAME
AIM Mid Cap Basic Value Fund	Invesco Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund
AIM Moderate Allocation Fund	Invesco Moderate Allocation Fund
AIM Moderate Growth Allocation Fund	Invesco Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund	Invesco Moderately Conservative Allocation Fund
AIM Money Market Fund	Invesco Money Market Fund
AIM Multi-Sector Fund	Invesco Multi-Sector Fund
AIM Municipal Bond Fund	Invesco Municipal Bond Fund
AIM Real Estate Fund	Invesco Real Estate Fund
AIM Select Real Estate Income Fund	Invesco Select Real Estate Income Fund
AIM Short Term Bond Fund	Invesco Short Term Bond Fund
AIM Small Cap Equity Fund	Invesco Small Cap Equity Fund
AIM Small Cap Growth Fund	Invesco Small Cap Growth Fund
AIM Tax-Exempt Cash Fund	Invesco Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund	Invesco Tax-Free Intermediate Fund
AIM Technology Fund	Invesco Technology Fund
AIM U.S. Government Fund	Invesco U.S. Government Fund
AIM Utilities Fund	Invesco Utilities Fund
Effective April 30, 2010, AIM Cash Reserve Shares will be known as Invesco Cash Reserve Shares.
The Board of Trustees of the AIM Funds has approved changing the registrant names effective April 30, 2010 to the following:

CURRENT NAME	NEW NAME
AIM Counselor Series Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Funds Group	AIM Funds Group (Invesco Funds Group)
AIM Growth Series	AIM Growth Series (Invesco Growth Series)
AIM Investment Securities Funds	AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds	AIM Sector Funds (Invesco Sector Funds)
AIM Tax Exempt Funds	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective April 1, 2010, the following information replaces in its entirety the second bullet point in the table appearing under the heading “General Information — Choosing a Share Class — AIM Fund Retail Share Classes — Class R” in the Prospectus:
■ “No contingent deferred sales charge”

2

Effective April 1, 2010, the following information replaces in its entirety the table appearing under the heading “General Information — INITIAL SALES CHARGES (CLASS A SHARES ONLY) — Category I Initial Sales Charges and Category II Initial Sales Charges” in the Prospectus:
“Category I Initial Sales Charges

	“Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04”
Effective April 1, 2010, the paragraph appearing under the heading “General Information — Contingent Deferred Sales Charges (CDSCs) — CDSCs on Class R Shares” in the Prospectus is deleted in its entirety.

3

Statement of Additional Information Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, B, C, R, S, Y, Investor Class, Institutional Class shares and AIM Cash Reserve Shares, as applicable, of each of the Funds listed below:
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund
AIM Basic Value Fund
AIM Core Bond Fund
AIM Conservative Allocation Fund
AIM Dynamics Fund
AIM Energy Fund
AIM Financial Services Fund
AIM Floating Rate Fund
AIM Global Equity Fund
AIM Global Real Estate Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Allocation Fund
AIM Income Fund
AIM International Allocation Fund
AIM Leisure Fund
AIM Limited Maturity Treasury Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Money Market Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Short Term Bond Fund
AIM Small Cap Growth Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
AIM Technology Fund
AIM U.S. Government Fund
AIM Utilities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The Board of Trustees of the AIM Funds has approved changing the Funds’ names effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Balanced-Risk Retirement 2010 Fund	Invesco Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund	Invesco Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement Now Fund
AIM Basic Value Fund	Invesco Basic Value Fund
AIM Core Bond Fund	Invesco Core Bond Fund
AIM Conservative Allocation Fund	Invesco Conservative Allocation Fund
AIM Dynamics Fund	Invesco Dynamics Fund
AIM Energy Fund	Invesco Energy Fund
AIM Financial Services Fund	Invesco Financial Services Fund
AIM Floating Rate Fund	Invesco Floating Rate Fund
AIM Global Equity Fund	Invesco Global Equity Fund
AIM Global Real Estate Fund	Invesco Global Real Estate Fund
AIM Gold & Precious Metals Fund	Invesco Gold & Precious Metals Fund
AIM Growth Allocation Fund	Invesco Growth Allocation Fund
AIM High Income Municipal Fund	Invesco High Income Municipal Fund
AIM High Yield Fund	Invesco High Yield Fund
AIM Income Allocation Fund	Invesco Income Allocation Fund
AIM Income Fund	Invesco Income Fund
AIM International Allocation Fund	Invesco International Allocation Fund
AIM Leisure Fund	Invesco Leisure Fund
AIM Limited Maturity Treasury Fund	Invesco Limited Maturity Treasury Fund
AIM Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund
AIM Moderate Allocation Fund	Invesco Moderate Allocation Fund
AIM Moderate Growth Allocation Fund	Invesco Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund	Invesco Moderately Conservative Allocation Fund

CURRENT NAME	NEW NAME
AIM Money Market Fund	Invesco Money Market Fund
AIM Municipal Bond Fund	Invesco Municipal Bond Fund
AIM Real Estate Fund	Invesco Real Estate Fund
AIM Short Term Bond Fund	Invesco Short Term Bond Fund
AIM Small Cap Growth Fund	Invesco Small Cap Growth Fund
AIM Tax-Exempt Cash Fund	Invesco Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund	Invesco Tax-Free Intermediate Fund
AIM Technology Fund	Invesco Technology Fund
AIM U.S. Government Fund	Invesco U.S. Government Fund
AIM Utilities Fund	Invesco Utilities Fund
Effective April 30, 2010, AIM Cash Reserve Shares will be known as Invesco Cash Reserve Shares.
The Board of Trustees of the AIM Funds has approved changing the registrant names effective April 30, 2010 to the following:

CURRENT NAME	NEW NAME
AIM Growth Series	AIM Growth Series (Invesco Growth Series)
AIM Investment Securities Funds	AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds	AIM Sector Funds (Invesco Sector Funds)
AIM Tax Exempt Funds	AIM Tax Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Invesco Aim Management Group, Inc.	Invesco Management Group, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective April 1, 2010, the following information replaces in its entirety the tables appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares - Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund — Initial Sales Charges — Category I Funds” and “Category II Funds” in the Statement of Additional Information:
“Category I Funds
AIM Asia Pacific Growth Fund
AIM Balanced-Risk Allocation Fund
AIM Balanced-Risk Retirement Now Fund
AIM Balanced-Risk Retirement 2010 Fund
AIM Income Allocation Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund

AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Capital Development Fund
AIM Charter Fund
AIM China Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Developing Markets Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM International Small Company Fund
AIM Japan Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Leisure Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Multi-Sector Fund
AIM Real Estate Fund
AIM Select Equity Fund
AIM Select Real Estate Income Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
AIM Summit Fund
AIM Technology Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund

			Dealer
	Investor’s Sales Charge		Concession
		As a Percentage	As a
	As a Percentage	of the Net	Percentage of
	of the Public	Amount	the Net
	Offering Price	Invested	Amount
Amount of Investment in Single Transaction
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.75	2.83	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
Category II Funds
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM International Total Return Fund
AIM Municipal Bond Fund
AIM U.S. Government Fund

			Dealer
	Investor’s Sales Charge		Concession
		As a Percentage	As a
	As a Percentage	of the Net	Percentage of
	of the Public	Amount	the Net
	Offering Price	Invested	Amount
Amount of Investment in Single Transaction
Less than $50,000	4.75%	4.99%	4.25%
$50,000 but less than $100,000	4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	3.25
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75”
Effective April 1, 2010, the following information replaces in its entirety the information appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares — Purchases of Class R Shares” in the Statement of Additional Information:
     “Class R shares are sold at net asset value, and are not subject to an initial sales charge. For purchases of Class R shares of Category I, II or IV Funds, Invesco Aim Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:”
Effective April 1, 2010, the paragraphs and the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares — Contingent Deferred Sales Charge Imposed upon Redemption of Shares — Contingent Deferred Sales Charge Exceptions for Class R Shares” in the Statement of Additional Information is deleted in their entirety.

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